SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Information
SEGMENT INFORMATION

21.	SEGMENT INFORMATION

Allocation of revenue to geographic areas for the single segment is as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
	$	$
Canada
Bus sales	7,429	10,925
Spare part sales	4,516	2,504
Truck sales	982	—
Shuttle sales	484	—
United States
Bus sales	4,270	27,272
Spare part sales	667	197
Operating lease revenue	127	810
Total	18,475	41,708

During the year ended December 31, 2022, the Company had sales of $6,261 and $4,792 to two end customers representing 34% and 26% of total sales, respectively. During the year ended December 31, 2021, the Company had sales of $26,795 and $4,423 to two end customers representing 64% and 11% of total sales, respectively.